Earnings Per Share(Table)	12 Months Ended
Dec. 31, 2018
Earnings Per Share Abstract [Abstract]
Schedule Of Weighted Average Number Of Shares Table Text Block [Text Block]

Weighted average number of ordinary shares outstanding:

	2016	2017	2018
	(In number of shares)
Beginning	386,351,693	418,111,537	418,111,537
Issue of ordinary shares related to business combination	6,421,389	—	—
Treasury shares	(9,153,437)	(19,386,575)	(21,611,579)

Weighted average number of ordinary shares outstanding	383,619,645	398,724,962	396,499,958

Schedule Of Earnings Per Share Basic By Common Class Text Block [Text Block]

Basic earnings per share:

	2016		2017		2018
	(in Korean won and in number of shares)
Profit attributable to ordinary shares (A)	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929
Weighted average number of ordinary shares outstanding (B)		383,619,645		398,724,962		396,499,958
Basic earnings per share (C = A / B)	￦	5,588	￦	8,305	￦	7,721

Schedule Of Adjusted Profit For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted profit for diluted earnings per share for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In Korean won)
Profit attributable to ordinary shares	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929
Adjustment		—		—		—

Adjusted profit for diluted earnings	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929

Schedule Of Adjusted Weighted Average Number Of Shares For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted weighted average number of ordinary shares outstanding to calculate diluted earnings per share for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016	2017	2018
	(in number of shares)
Weighted average number of ordinary shares outstanding	383,619,645	398,724,962	396,499,958
Adjustment:
Stock grants	2,013,044	2,319,533	2,307,630
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	385,632,689	401,044,495	398,807,588

Schedule Of Earnings Per Share Diluted By Common Class Text Block [Text Block]

Diluted earnings per share for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(in Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	2,143,744,271,801	￦	3,311,437,880,186	￦	3,061,191,387,929
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		385,632,689		401,044,495		398,807,588
Diluted earnings per share	￦	5,559	￦	8,257	￦	7,676